Supplementary cash flow information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Supplementary cash flow information
32.	Supplementary cash flow information

Partial cash paid for investing and financing activities

a)	Property, plant and equipment

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Purchase in property, plant and equipment	4,690,995	4,849,331	4,945,570	161,567
Add: Beginning balance of payable to contractors and equipment suppliers	523,962	839,983	713,313	23,303
Add: Beginning balance of lease payable	—	94,952	29,842	975
Less: Ending balance of payable to contractors and equipment suppliers	(647,486)	(878,065)	(1,516,735)	(49,550)
Less: Ending balance of lease payable	(96,006)	(84,192)	(17,792)	(581)
Less: Transfer from prepaid equipment (shown as “Other non-current assets”)	—	(139,304)	—	—

Cash paid for acquisition of property, plant and equipment	4,471,465	4,682,705	4,154,198	135,714

b)	Capital reorganization

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Net assets acquired from ChipMOS Bermuda	12,987,736	—	—	—
Less: Issuance of shares	(9,779,426)	—	—	—

Cash consideration	3,208,310	—	—	—
Directly attributable transaction cost	133,311	—	—	—

Cash paid for capital reorganization	3,341,621	—	—	—

c)	Disposal of a subsidiary

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Disposal of a subsidiary	—	2,166,151	—	—
Add: Ending balance of other payables*	—	64,393	—	—
Less: Cash and cash equivalents of discontinued operations	—	(449,331)	—	—

Cash received from disposal of a subsidiary	—	1,781,213	—	—

*

According to the Equity Interest Transfer Agreement, the Group accrued the estimated payment to investor based on the operating performance of Unimos Shanghai and as a result, cash received from disposal of discontinued operations amounted to NT$64,393 thousand was returned in 2018.

d)	Reconciliation of liabilities arising from financing activities

			Non-Cash flow
	As of January 1, 2017	Cash flow	Amortization of loans fee	As of December 31, 2017
	NT$000	NT$000	NT$000	NT$000
Long-term bank loans (include the current portion)	10,750,005	(1,124,699)	16,715	9,642,021
Short-term bank loans	—	969,353	—	969,353
Guarantee deposits	1,404	(33)	—	1,371

	10,751,409	(155,379)	16,715	10,612,745

			Non-Cash flow
	As of January 1, 2018	Cash flow	Amortization of loans fee	As of December 31, 2018
	NT$000	NT$000	NT$000	NT$000	US$000
Long-term bank loans (include the current portion)	9,642,021	110,250	37,247	9,789,518	319,815
Short-term bank loans	969,353	(969,353)	—	—	—
Guarantee deposits	1,371	(279)	—	1,092	35

	10,612,745	(859,382)	37,247	9,790,610	319,850